Insurance	12 Months Ended
Dec. 31, 2025
Insurances [Abstract]
Insurance	20. Insurance

	2025	2024
	$m	$m
At 1 January	39	37
Insurance expenses	32	28
Claims and other amounts paid	(24)	(23)
Impact of discounting and other changes	(2)	(3)
At 31 December	45	39

Analysed as:
Current	16	14
Non-current	29	25
	45	39

Incurred but not reported claims[a]	24	18
Reported but not settled claims	21	21
	45	39
a.Includes unallocated loss expenses.
Of the total reserves, $19m (2024: $15m) relates to international general liability and $20m (2024: $17m) relates to workers’
compensation. The utilisation of IBNR reserves is dependent on the timing of claims being reported and ultimately being settled;
based on historical experience the majority are expected to be settled within five years (2024: five years). The maximum liabilities of the last five policy years is $77m (2024: $71m). Actual claims have not significantly differed from estimates in the last five years.

	2025	2024
	$m	$m
Revenue from insurance activities	27	23
Insurance expenses (inclusive of overhead costs)	(36)	(29)
Insurance result	(9)	(6)